Company - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended
	Jan. 26, 2012	Mar. 31, 2013 Operations T Facility	Dec. 31, 2012 Ratio Operations T Facility	Dec. 31, 2012 Class A common stock	Mar. 31, 2013 Class A common stock	Mar. 31, 2013 Class B common stock	Dec. 31, 2012 Class B common stock	Dec. 31, 2012 Exxaro	Mar. 31, 2013 Exxaro	Jun. 30, 2012 Exxaro	Dec. 31, 2012 Exxaro Class A common stock	Mar. 31, 2013 Exxaro Class B common stock	Dec. 31, 2012 Exxaro Class B common stock	Dec. 31, 2012 Tronox Incorporated stockholders	Mar. 31, 2013 Tiwest Joint Venture	Dec. 31, 2012 Tiwest Joint Venture
Number of TiO2 operation facilities		3	3
Number of mining operations		3	3
Annual TiO2 production capacity		465,000	465,000
Combined production capacity of titanium feedstock		753,000	723,000
Combined production capacity of titanium zircon		265,000	265,000
Acquisition of South African mineral sands operations, including its Namakwa and KwaZulu-Natal ("KZN") Sands mines								74.00%	74.00%	74.00%
Percentage of outstanding voting securities of Tronox Limited		50.00%													50.00%	50.00%
Common stock, shares issued				15,413,083								9,950,856	9,950,856
Retained ownership interest of Exxaro and its subsidiaries			26.00%				26.00%	45.00%	45.00%
Percentage of Tronox Limited's voting securities									44.40%		44.60%
Percentage of outstanding voting securities of Tronox Limited								39.20%						60.80%
Additional shares issued on stock split	4		4
Share split for stockholders			5-to-1
Share split ratio			5
Percentage of outstanding voting securities of Tronox Limited			10.00%
Repurchase of class A shares				63,413,288	64,262,967	51,154,280	51,154,280				1,400,000